Debt Obligations (Debt Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt	$ 25,981	$ 20,398
Other	223	228
Less: current maturities	(1,008)	(637)
LONG-TERM DEBT, less current maturities	$ 24,973	19,761
Debt instrument interest rate	4.50%
ETP [Member]
Unamortized premiums, discounts and fair value adjustments, net	$ (1)	(34)
Long-term Debt	11,459	11,213
Transwestern [Member]
Unamortized premiums, discounts and fair value adjustments, net	(1)	(1)
Long-term Debt	781	869
Panhandle [Member]
Unamortized premiums, discounts and fair value adjustments, net	99	155
Long-term Debt	1,184	1,240
Regency
Unamortized premiums, discounts and fair value adjustments, net	48	0
Long-term Debt	6,641	3,310
Sunoco [Member]
Unamortized premiums, discounts and fair value adjustments, net	35	70
Long-term Debt	750	1,035
Sunoco Logistics [Member]
Unamortized premiums, discounts and fair value adjustments, net	100	118
Long-term Debt	4,260	2,503
Sunoco LP [Member]
Long-term Debt	683	0
8.5% Senior Notes due April 15, 2014 | ETP [Member]
Senior Notes	$ 0	292
Debt instrument interest rate	8.50%
Debt instrument maturity date	Apr. 15, 2014
5.95% Senior Notes due February 1, 2015 | ETP [Member]
Senior Notes	$ 750	750
Debt instrument interest rate	5.95%
Debt instrument maturity date	Feb. 01, 2015
6.125% Senior Notes due February 15, 2017 | ETP [Member]
Senior Notes	$ 400	400
Debt instrument interest rate	6.125%
Debt instrument maturity date	Feb. 15, 2017
6.7% Senior Notes due July 1, 2018 | ETP [Member]
Senior Notes	$ 600	600
Debt instrument interest rate	6.70%
Debt instrument maturity date	Jul. 01, 2018
9.7% Senior Notes due March 15, 2019 | ETP [Member]
Senior Notes	$ 400	400
Debt instrument interest rate	9.70%
Debt instrument maturity date	Mar. 15, 2019
9.0% Senior Notes due April 15, 2019 | ETP [Member]
Senior Notes	$ 450	450
Debt instrument interest rate	9.00%
Debt instrument maturity date	Apr. 15, 2019
4.15% Senior Notes due October 1, 2020 | ETP [Member]
Senior Notes	$ 700	700
Debt instrument interest rate	4.15%
Debt instrument maturity date	Oct. 01, 2020
4.65% Senior Notes due June 1, 2021 | ETP [Member]
Senior Notes	$ 800	800
Debt instrument interest rate	4.65%
Debt instrument maturity date	Jun. 01, 2021
5.20% Senior Notes due February 1, 2022 | ETP [Member]
Senior Notes	$ 1,000	1,000
Debt instrument interest rate	5.20%
Debt instrument maturity date	Feb. 01, 2022
3.60% Senior Notes due February 1, 2023 | ETP [Member]
Senior Notes	$ 800	800
Debt instrument interest rate	3.60%
Debt instrument maturity date	Feb. 01, 2023
4.9% Senior Notes due February 1, 2024 | ETP [Member]
Senior Notes	$ 350	350
Debt instrument interest rate	4.90%
Debt instrument maturity date	Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | ETP [Member]
Senior Notes	$ 277	277
Debt instrument interest rate	7.60%
Debt instrument maturity date	Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | Panhandle [Member]
Senior Notes	$ 82	82
8.25% Senior Notes due November 14, 2029 | ETP [Member]
Senior Notes	$ 267	267
Debt instrument interest rate	8.25%
Debt instrument maturity date	Nov. 15, 2029
8.25% Senior Notes due November 14, 2029 | Panhandle [Member]
Senior Notes	$ 33	33
6.625% Senior Notes due October 15, 2036 | ETP [Member]
Senior Notes	$ 400	400
Debt instrument interest rate	6.625%
Debt instrument maturity date	Oct. 15, 2036
7.5% Senior Notes due July 1, 2038 | ETP [Member]
Senior Notes	$ 550	550
Debt instrument interest rate	7.50%
Debt instrument maturity date	Jul. 01, 2038
6.05% Senior Notes due June 1, 2041 | ETP [Member]
Senior Notes	$ 700	700
Debt instrument interest rate	6.05%
Debt instrument maturity date	Jun. 01, 2041
6.50% Senior Notes due February 1, 2042 | ETP [Member]
Senior Notes	$ 1,000	1,000
Debt instrument interest rate	6.50%
Debt instrument maturity date	Feb. 01, 2042
5.15% Senior Notes due February 1, 2043 | ETP [Member]
Senior Notes	$ 450	450
Debt instrument interest rate	5.15%
Debt instrument maturity date	Feb. 01, 2043
5.95% Senior Notes due October 1, 2043 | ETP [Member]
Senior Notes	$ 450	450
Debt instrument interest rate	5.95%
Debt instrument maturity date	Oct. 01, 2043
Floating Rate Junior Subordinated Notes due November 1, 2066 | ETP [Member]
Junior Subordinated Notes	$ 546	546
Debt instrument maturity date	Nov. 01, 2066
Debt Instrument, Interest Rate, Effective Percentage	3.2571%
Floating Rate Junior Subordinated Notes due November 1, 2066 | Panhandle [Member]
Junior Subordinated Notes	$ 54	54
Debt instrument maturity date	Nov. 01, 2066
6.875% Senior Notes, due December 1, 2018 [Member] | Regency
Senior Notes	$ 0	600
Debt instrument interest rate	6.88%
Debt instrument maturity date	Dec. 01, 2018
5.75% Senior Notes due September 1, 2020 [Member] | Regency
Senior Notes	$ 400	400
Debt instrument interest rate	5.75%
Debt instrument maturity date	Sep. 01, 2020
6.5% Senior Notes, due July 15, 2021 [Member] | Regency
Senior Notes	$ 500	500
Debt instrument interest rate	6.50%
Debt instrument maturity date	Jul. 15, 2021
5.875% Senior Notes due March 1, 2022 [Member] | Regency
Senior Notes	$ 900	0
Debt instrument interest rate	5.875%
Debt instrument maturity date	Mar. 01, 2022
5.5% Senior Notes, due April 15, 2023 [Member] | Regency
Senior Notes	$ 700	700
Debt instrument interest rate	5.50%
Debt instrument maturity date	Apr. 15, 2023
4.5% Senior Notes due November 1, 2023 [Member] | Regency
Senior Notes	$ 600	600
Debt instrument interest rate	4.50%
Debt instrument maturity date	Nov. 01, 2023
8.375% Senior Notes due June 1, 2020 [Member] | Regency
Senior Notes	$ 390	0
Debt instrument interest rate	8.375%
Debt instrument maturity date	Jun. 01, 2020
6.5% Senior Notes due May 15, 2021 [Member] | Regency
Senior Notes	$ 400	0
Debt instrument interest rate	6.50%
Debt instrument maturity date	May 15, 2021
8.375% Senior Notes due June 1, 2019 [Member] | Regency
Senior Notes	$ 499	0
Debt instrument interest rate	8.375%
Debt instrument maturity date	Jun. 01, 2019
5.0% Senior Notes due October 1, 2022 [Member] | Regency
Senior Notes	$ 700	0
Debt instrument interest rate	5.00%
Debt instrument maturity date	Oct. 01, 2022
Revolving Credit Facility [Member] | Regency
Revolving credit facilities	$ 1,504	510
ETP $2.5 billion Revolving Credit Facility due October 27, 2019 | ETP [Member]
Revolving credit facilities	$ 570	65
Debt instrument maturity date	Oct. 27, 2019
5.39% Senior Notes due November 17, 2014 | Transwestern [Member]
Senior Notes	$ 0	88
Debt instrument interest rate	5.39%
Debt instrument maturity date	Nov. 17, 2014
5.54% Senior Notes due November 17, 2016 | Transwestern [Member]
Senior Notes	$ 125	125
Debt instrument interest rate	5.54%
Debt instrument maturity date	Nov. 17, 2016
5.64% Senior Notes due May 24, 2017 | Transwestern [Member]
Senior Notes	$ 82	82
Debt instrument interest rate	5.64%
Debt instrument maturity date	May 24, 2017
5.36% Senior Notes due December 9, 2020 | Transwestern [Member]
Senior Notes	$ 175	175
Debt instrument interest rate	5.36%
Debt instrument maturity date	Dec. 09, 2020
5.89% Senior Notes due May 24, 2022 | Transwestern [Member]
Senior Notes	$ 150	150
Debt instrument interest rate	5.89%
Debt instrument maturity date	May 24, 2022
5.66% Senior Notes due December 9, 2024 | Transwestern [Member]
Senior Notes	$ 175	175
Debt instrument interest rate	5.66%
Debt instrument maturity date	Dec. 09, 2024
6.16% Senior Notes due May 24, 2037 | Transwestern [Member]
Senior Notes	$ 75	75
Debt instrument interest rate	6.16%
Debt instrument maturity date	May 24, 2037
6.20% Senior Notes due November 1, 2017 | Panhandle [Member]
Senior Notes	$ 300	300
Debt instrument interest rate	6.20%
Debt instrument maturity date	Nov. 01, 2017
7.00% Senior Notes due June 15, 2018 | Panhandle [Member]
Senior Notes	$ 400	400
Debt instrument interest rate	7.00%
Debt instrument maturity date	Jun. 15, 2018
8.125% Senior Notes due June 1, 2019 | Panhandle [Member]
Senior Notes	$ 150	150
Debt instrument interest rate	8.125%
Debt instrument maturity date	Jun. 01, 2019
7.00% Senior Notes due July 15, 2029 | Panhandle [Member]
Senior Notes	$ 66	66
Debt instrument interest rate	7.00%
Debt instrument maturity date	Jul. 15, 2029
4.875% Senior Notes due October 15, 2014 | Sunoco [Member]
Senior Notes	$ 0	250
Debt instrument interest rate	4.875%
Debt instrument maturity date	Oct. 15, 2014
9.625% Senior Notes due April 15, 2015 | Sunoco [Member]
Senior Notes	$ 250	250
Debt instrument interest rate	9.625%
Debt instrument maturity date	Apr. 15, 2015
5.75% Senior Notes due January 15, 2017 | Sunoco [Member]
Senior Notes	$ 400	400
Debt instrument interest rate	5.75%
Debt instrument maturity date	Jan. 15, 2017
9.00% Debentures due November 1, 2024 | Sunoco [Member]
Subordinated Debt	$ 65	65
Debt instrument interest rate	9.00%
Debt instrument maturity date	Nov. 01, 2024
8.75% Senior Notes due February 15, 2014(2) | Sunoco Logistics [Member]
Senior Notes	$ 0	175
Debt instrument interest rate	8.75%
Debt instrument maturity date	Feb. 15, 2014
6.125% Senior Notes due May 15, 2016 | Sunoco Logistics [Member]
Senior Notes	$ 175	175
Debt instrument interest rate	6.125%
Debt instrument maturity date	May 15, 2016
5.50% Senior Notes due February 15, 2020 | Sunoco Logistics [Member]
Senior Notes	$ 250	250
Debt instrument interest rate	5.50%
Debt instrument maturity date	Feb. 15, 2020
4.65% Senior Notes due February 15, 2022 | Sunoco Logistics [Member]
Senior Notes	$ 300	300
Debt instrument interest rate	4.65%
Debt instrument maturity date	Feb. 15, 2022
3.45% Senior Notes due January 15, 2023 | Sunoco Logistics [Member]
Senior Notes	$ 350	350
Debt instrument interest rate	3.45%
Debt instrument maturity date	Jan. 15, 2023
4.25% Senior Notes due April 1, 2024 | Sunoco Logistics [Member]
Senior Notes	$ 500	0
Debt instrument interest rate	4.25%
Debt instrument maturity date	Apr. 01, 2024
6.85% Senior Notes due February 15, 2040 | Sunoco Logistics [Member]
Senior Notes	$ 250	250
Debt instrument interest rate	6.85%
Debt instrument maturity date	Feb. 15, 2040
6.10% Senior Notes due February 15, 2042 | Sunoco Logistics [Member]
Senior Notes	$ 300	300
Debt instrument interest rate	6.10%
Debt instrument maturity date	Feb. 15, 2042
4.95% Senior Notes due January 15, 2043 | Sunoco Logistics [Member]
Senior Notes	$ 350	350
Debt instrument interest rate	4.95%
Debt instrument maturity date	Jan. 15, 2043
5.30% Senior Notes due April 1, 2044 | Sunoco Logistics [Member]
Senior Notes	$ 700	0
Debt instrument interest rate	5.30%
Debt instrument maturity date	Apr. 01, 2044
5.35% Senior Notes due May 15, 2045 | Sunoco Logistics [Member]
Senior Notes	$ 800	0
Debt instrument interest rate	5.35%
Debt instrument maturity date	May 15, 2045
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015(3) | Sunoco Logistics [Member]
Revolving credit facilities	$ 35	35
Sunoco Logistics $1.50 billion Revolving Credit Facility due November 19, 2018 | Sunoco Logistics [Member]
Revolving credit facilities	150	200
Sunoco LP $1.25 billion Revolving Credit Facility due September 25, 2019 | Sunoco LP [Member]
Revolving credit facilities	$ 683	$ 0